Long Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Loans

	December 31 2018	September 30 2019
Unsecured borrowings

Loans from government (a)	$7,266,315	$7,167,232
Other long-term borrowings (b)	4,060,357	4,060,357
Interest payables	2,648,122	2,933,654

	$13,974,794	$14,161,243